Supplemental Cash Flow Information - Summary of Non-Cash Investment Activities (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of non cash investing activities [line items]
Available- for-sale financial assets, non-current		$ 139,515		$ 3,615,658		$ 4,135,207
Other income		$ 0	$ 0	(51,923)	$ 0
ChipMOS Technologies Inc., [member]
Disclosure of non cash investing activities [line items]
Available- for-sale financial assets, non-current				655,066
Other income	$ (51,923)
ChipMOS Technologies (Bermuda) Ltd. [member]
Disclosure of non cash investing activities [line items]
Decrease in available-for-sale financial assets, non-current				(748,540)
Other income				(51,923)
Increase in other receivables				$ 145,397